Quarterly Financial Data	12 Months Ended
Dec. 31, 2014
Orbitz
Entity Information [Line Items]
Quarterly Financial Information [Text Block]
Quarterly Financial Data (Unaudited)
The following tables present certain unaudited consolidated quarterly financial information.

	Three Months Ended
	December 31, 2014	September 30, 2014	June 30, 2014	March 31, 2014
	(in thousands, except per share data)
Net revenue	$220,564	$253,135	$248,053	$210,255
Cost and expenses	198,582	227,510	224,547	199,358
Operating income	21,982	25,625	23,506	10,897
Net income/(loss)	7,296	9,037	6,881	(5,934)
Basic net income/(loss) per share	$0.07	$0.08	$0.06	$(0.05)
Diluted net income/(loss) per share	$0.06	$0.08	$0.06	$(0.05)